INVESTMENTS (Details Narrative) - BRL (R$) R$ / shares in Units, R$ in Millions							1 Months Ended	6 Months Ended	12 Months Ended
	Jan. 13, 2023	Oct. 03, 2022	Sep. 12, 2022	Sep. 07, 2022	Aug. 04, 2022	Jun. 08, 2022	Jun. 30, 2022	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Apr. 14, 2023	Jun. 07, 2022
IfrsStatementLineItems [Line Items]
Working capital									R$ 752
Working capital								R$ 1,583
Investment terminated							R$ 645
Investment income					R$ 962
Payment of investment		R$ 203				R$ 1,583
Loss									2,972	R$ 2,832
Acquisition									27
Acquisition paid									23
Acquisition price									R$ 4
Acquisition price rate									15.00%
Estimated amount									R$ 7
Alianca Norte Energia [Member]
IfrsStatementLineItems [Line Items]
Percentage of equity interest									11.69%
Amazonia Energia S A And Alianca Norte Energia S A [Member]
IfrsStatementLineItems [Line Items]
Working capital									R$ 494	R$ 189
Melbourne [Member]
IfrsStatementLineItems [Line Items]
Amount of compensation			R$ 200
Recognized gain on investment									R$ 161
C E M I G Sim [Member]
IfrsStatementLineItems [Line Items]
Acquisition rate				100.00%
C E M I G Sim [Member] | Forecast [Member]
IfrsStatementLineItems [Line Items]
Acquisition paid	R$ 5
Acquisition price rate	15.00%
Acquisition rate	49.00%
Acquisition price per share	R$ 0.864
Cemiggt [Member]
IfrsStatementLineItems [Line Items]
Equity interest rate											49.90%
Bottom of range [member] | Furnas [Member]
IfrsStatementLineItems [Line Items]
Equity interest rate												43.06%
Bottom of range [member] | Cemiggt [Member]
IfrsStatementLineItems [Line Items]
Equity interest rate												15.51%
Top of range [member] | Furnas [Member]
IfrsStatementLineItems [Line Items]
Equity interest rate												72.36%
Top of range [member] | Cemiggt [Member]
IfrsStatementLineItems [Line Items]
Equity interest rate												7.58%